COMMITMENTS Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating lease
Bank deposits for operating lease	$ 152,000	$ 137,000
Israel
Operating lease
Projected yearly rental expenses	410,000
Projected yearly sublease payments receivable from third party	96,000
U.S.
Operating lease
Projected yearly rental expenses	$ 168,000